EXPRESS SCRIPTS AUTOMATIC
EXCHANGE SECURITY TRUST
FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001


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EXPRESS SCRIPTS AUTOMATIC COMMON EXCHANGE SECURITY TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (UNAUDITED)

         Statement of Assets and Liabilities                                   1

         Schedule of Investments                                               2

         Statement of Operations                                               3

         Statement of Changes in Net Assets                                    4

         Notes to Financial Statements                                       5-7

         Financial Highlights                                                  8



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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              1
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash                                                                                                   $      2,010
Investments, at value (cost $223,365,393)                                                               222,902,188
Prepaid expenses                                                                                            271,556
                                                                                                       ------------

         TOTAL ASSETS                                                                                   223,175,754
                                                                                                       ============

LIABILITIES

Unearned expense reimbursement                                                                              272,504
                                                                                                       ------------

         NET ASSETS                                                                                    $222,903,250
                                                                                                       ============

COMPOSITION OF NET ASSETS

$4.83 Trust Issued Automatic Exchange Securities ("Securities"),
  no par value; 3,450,000 shares issued and outstanding                                                $223,366,455
Unrealized depreciation of investments                                                                     (463,205)
                                                                                                       ------------

         NET ASSETS                                                                                    $222,903,250
                                                                                                       ============

         NET ASSET VALUE PER SHARE (3,450,000
          SHARES OUTSTANDING)                                                                          $      64.61
                                                                                                       ============














   The accompanying notes are an integral part of these financial statements.


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              2
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MATURITY
           SECURITIES DESCRIPTION                     PAR VALUE         DATE              COST                VALUE

UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS                         4,166,000       08/15/01           4,133,782           4,148,503
United States Treasury STRIPS                         4,166,000       11/15/01           4,069,373           4,109,759
United States Treasury STRIPS                         4,166,000       02/15/02           4,022,958           4,082,264
United States Treasury STRIPS                         4,166,000       05/15/02           3,951,470           4,030,188
United States Treasury STRIPS                         4,166,000       08/15/02           3,895,366           3,986,029
United States Treasury STRIPS                         4,166,000       11/15/02           3,857,687           3,963,949
United States Treasury STRIPS                         4,166,000       02/15/03           3,784,369           3,893,960
United States Treasury STRIPS                         4,166,000       05/15/03           3,736,471           3,851,467
United States Treasury STRIPS                         4,166,000       08/15/03           3,678,112           3,801,475
United States Treasury STRIPS                         4,166,000       11/15/03           3,631,217           3,754,034
                                                   ------------                       ------------        ------------

                                                   $ 41,660,000                       $ 38,760,805        $ 39,621,628
                                                   ============                       ============        ============

FORWARD PURCHASE CONTRACT
    3,450,000 shares of Express Scripts, Inc.
      Class A Common Stock                                                             184,604,588         183,280,560
                                                                                      ------------        ------------

      TOTAL                                                                           $223,365,393        $222,902,188
                                                                                      ============        ============



















   The accompanying notes are an integral part of these financial statements.


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              3
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INTEREST INCOME                                                                                        $  1,207,704

EXPENSES
    Accounting fees                                                                 $  16,500
    Trustee fees                                                                        6,000
    Custodian fees                                                                        750
    Miscellaneous fees                                                                 78,885
                                                                                    ---------

      TOTAL FEES AND EXPENSES                                                         102,135

Expense reimbursement                                                                (102,135)
                                                                                    ---------

      TOTAL EXPENSES - NET                                                                                        -
                                                                                                       ------------

      NET INVESTMENT INCOME                                                                               1,207,704

      NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                                              (74,098,584)
                                                                                                       ------------

      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $(72,890,880)
                                                                                                       ============


















   The accompanying notes are an integral part of these financial statements.


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              4
STATEMENT OF CHANGES IN NET ASSETS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      FOR THE PERIOD
                                                                                                     FROM NOVEMBER 1,
                                                                           FOR THE PERIOD                  2000
                                                                           FROM JANUARY 1,           (COMMENCEMENT OF
                                                                          2001 TO JUNE 30,            OPERATIONS) TO
                                                                                2001                 DECEMBER 31, 2000
OPERATIONS:
     Net investment income                                                $   1,207,704               $     390,647
     Net change in unrealized depreciation of investments                   (74,098,584)                 73,635,379
                                                                          -------------               -------------

       NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                (72,890,880)                 74,026,026
                                                                          -------------               -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Return of capital                                                        7,494,334                           -
     Net investment income                                                    1,207,704                           -
                                                                          -------------               -------------

       TOTAL DISTRIBUTIONS                                                    8,702,038                           -
                                                                          -------------               -------------

FROM CAPITAL SHARES TRANSACTIONS
     Gross proceeds from the sale of 3,450,000 Securities                             -                 238,050,000
     Less: Selling commissions and offering expenses                                  -                   7,579,958
                                                                          -------------               -------------

       NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                    -                 230,470,042
                                                                          -------------               -------------

       NET INCREASE (DECREASE) IN NET ASSETS                                (81,592,918)                304,496,068

       NET ASSETS, BEGINNING OF PERIOD                                      304,496,168                         100
                                                                          -------------               -------------

       NET ASSETS, END OF PERIOD                                          $ 222,903,250               $ 304,496,168
                                                                          =============               =============







   The accompanying notes are an integral part of these financial statements.


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              5
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Express Scripts Automatic Exchange Security Trust ("Trust") was established on June 29, 1999 and amended and restated as of November 1, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. In November 2000, the Trust sold $4.83 Trust Issued Automatic Exchange Securities ("Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of Class A Common Stock ("Common Stock") of Express Scripts, Inc. ("Company"), from an existing shareholder of the Company (the "Seller"). Each Security represents between 0.8333 shares and 1 share of Common Stock. The Common Stock or its cash equivalent is deliverable pursuant to the contract on November 15, 2003 and the Trust will thereafter terminate.

      Pursuant to the Administration Agreement between the Trust and The Chase Manhattan Bank (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

      VALUATION OF INVESTMENTS
      The U.S. Treasury STRIPS are valued at the mean of the bid and asked price at the close of the year. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

      INVESTMENT TRANSACTIONS
      Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

      USE OF ESTIMATES
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    DISTRIBUTIONS

      Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $4.83 per annum or $1.2075 per quarter, payable quarterly commencing February 15, 2001. For the


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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              6
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

      period ended June 30, 2001, the total distribution to shareholders is $8,702,038. The distribution includes return of capital and net investment income of $7,494,334 and $1,207,704, respectively.

4.    PURCHASES, SALES AND MATURITIES OF INVESTMENTS

      U.S. Treasury Strips totaling $8,703,000 matured during the period January 1, 2001 to June 30, 2001. There were no sales or purchases of securities for the period ended June 30, 2001.

5.    TRUSTEE FEES

      Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 have been paid by the Seller.

6.    INCOME TAXES

      The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

      At June 30, 2001, the net unrealized depreciation based on the cost of investments for Federal income tax purposes of $223,365,393 was as follows:

          Unrealized appreciation                     $             -
          Unrealized depreciation                            (463,205)
                                                      ---------------
          Net unrealized depreciation                 $      (463,205)
                                                      ===============

7.    EXPENSES

      The Seller has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Seller has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts.

8.    FORWARD PURCHASE CONTRACTS

      The Trust has acquired and holds a forward purchase contract with a shareholder of Express Scripts, Inc. Class A Common Stock and paid to the Seller $185,043,046 in connection therewith. Pursuant to such contract, on the Exchange Date November 15, 2003, the Seller is obligated to deliver to the Trust a number of shares of common stock or its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Seller's contract.

      Offering expenses of $438,458 were paid by the Seller. This amount has been recorded as a reduction in the cost of the forward contract.

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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              7
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

9.    CAPITAL SHARE TRANSACTIONS

      During the offering period, the Trust sold 3,450,000 Securities to the public and received net proceeds of $230,470,042 ($238,050,000 net of sales commissions and offering expenses of $7,579,958). As of June 30, 2001, there were 3,450,000 Securities issued and outstanding.



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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST                              8
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                                    FOR THE PERIOD FROM
                                                                           FOR THE PERIOD            NOVEMBER 1, 2000
                                                                           FROM JANUARY 1,           (COMMENCEMENT OF
                                                                          2001 TO JUNE 30,            OPERATIONS) TO
                                                                                2001                 DECEMBER 31, 2000
Net asset value, beginning of period                                          $   88.26                   $   66.93*
                                                                              ---------                   ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                                              0.35                        0.11
Unrealized gain (loss) on investments                                            (21.48)                      21.35
                                                                              ---------                   ---------
Net increase (decrease) in net asset value                                       (21.13)                      21.46

LESS: DISTRIBUTIONS
Return of capital                                                                  2.17                           -
Net Investment Income                                                              0.35                           -
                                                                              ---------                   ---------
Total distributions                                                                2.52                           -

CAPITAL SHARE TRANSACTIONS
Offering Costs                                                                        -                       (0.13)
                                                                              ---------                   ---------

Ending net asset value                                                           $64.61                   $   88.26
                                                                              =========                   =========

Ending market value                                                           $   98.49**                 $   98.06***
                                                                              =========                   =========

TOTAL INVESTMENT RETURN
Market value(2)                                                                    6.50%(1)                   42.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
 Before reimbursement                                                              0.10%(1)                    0.11%(1)
 After reimbursement                                                                  -%(1)                       -%(1)
Ratio of net investment income to average net assets:
 Before reimbursement                                                              1.11%(1)                    0.77%(1)
 After reimbursement                                                               1.21%(1)                    0.88%(1)
Net assets, end of period (in thousands)                                      $ 222,903                   $ 304,496


(1)   Annualized.
(2) The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.
*     Net proceeds less selling commissions ($2.07 per share).
**    Closing price on New York Stock Exchange at end of period.
***   Closing price on New York Stock Exchange at end of year.




   The accompanying notes are an integral part of these financial statements.